Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
5
)   Income Taxes

The Company is subject to income tax in Australia and is required to pay taxes on its Australian profits. As provided under the Australian income tax laws, UBI and its wholly owned resident subsidiary UBS have formed a tax-consolidated group. UBI is required to lodge U.S. federal income tax returns and HRL is required to lodge tax returns in Canada. UBI and HRL are currently in a tax loss situation.

A reconciliation of the (benefit)/provision for income taxes is as follows:

	Years Ended December 31,
	2020		2019
	A$	%	A$	%
Profit/(loss) before income taxes	(7,638,024)		(6,163,764)
Computed by applying income tax rate of home jurisdiction	(2,291,407)	30	(1,849,129)	30
Effect of tax rates in foreign jurisdictions	17,122	0	(12,572)	1
Research & development incentive	1,103,924	(14)	1,092,085	(18)
Disallowed expenses/(income):
Acquisition of assets	0	0	(3,050,837)	49
Share based payment	51,970	(1)	(126,525)	2
Other	12,011	(0)	(676,733)	11
Amortization expense	(625,381)	8	0	0
Change in valuation allowance	1,731,761	(23)	3,316,210	(54)
Global intangible low-taxed income (GILTI) tax	0	0	(9,978)	0
Income tax expense/(benefit)	0	0	(1,317,479)	21

The components of our net income/(loss) before income taxes as either domestic or foreign is as follows:

	As of December 31,
	2020	2019
	A$	A$

Foreign	(489,187)	359,237
Domestic (Australia)	(7,148,837)	(6,523,001)
	(7,638,024)	(6,163,764)

Significant components of the Company's deferred tax assets and liabilities are shown below:

	As of December 31,
	2020	2019
	A$	A$
Deferred tax assets:
Operating loss carry forwards	5,232,734	4,506,287
Depreciation and amortization	2,030,293	1,709,678
Asset retirement obligations	820,440	780,000
Employee entitlements	181,222	239,899
Accruals	1,082,516	1,133,073
Decline in value of patents	1,121,593	1,170,092
Unrealized exchange loss	(88,319)	10,020
Other	(4,423)	(20,778)
Total deferred tax assets	10,376,056	9,528,271
Valuation allowance for deferred tax assets	(9,693,936)	(8,220,770)
Net deferred tax asset	682,120	1,307,501

Deferred tax liabilites:
Intangible assets	3,732,957	4,358,338
Total deferred tax liabilities	3,732,957	4,358,338
Net deferred tax liabilities	3,050,837	3,050,837

  Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not
more likely than
not.

At
December 31, 2020
the Company has
A$17,442,446
(
A$15,055,938
as at
December 31, 2019)
of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not
expire but
may
not
be available under certain circumstances. The Company also has
A$3,374,776
(
A$3,374,776
at
December 31, 2019)
of non-refundable R&D tax offset as at
December 31, 2020.
The R&D tax offset is a non-refundable tax offset, which assists to reduce a company's tax liability. Once the liability has been reduced to zero, any excess offset may
be carried forward into future income years. UBI has US tax losses available for carry forward against future earnings of nil
as of
December 31, 2020 (
nil
as of
December 31, 2019).
HRL has Canadian tax losses available for carry forward against future earnings of
CAD$858,852
and
CAD$385,235
as at
December 31, 2020
and
2019,
respectively.